Earnings Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share Basic And Diluted Other Disclosures [Abstract]
Anti-dilutive non vested shares	1,782,827	1,965,983